Note 14 - Convertible Debt and Derivative Liabilities on Other Notes (Details) - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation - Embedded Derivative Financial Instruments [Member]
12 Months Ended
Dec. 31, 2018 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchase price of the convertible debenture	$ 78,000
Valuation premium on note during 2018	3,152
Derivative calculations and presentations on the Statement of Operations
Loss on note issuance	36,230
Change in Derivative (Gain) Loss	61,251
Derivative Finance fees	33,018
Gain (loss) on extinguishment of debt	(410,157)
Derivative valuation and expense charged to operations in 2018 (See Consolidated Statement of Operations)	(418,154)
Blackbridge [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance of derivative liability net of discount on the notes (See Consolidated Balance sheet liabilities)	$ 74,848